Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Cost Text Block Abstract
Schedule of financial costs
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Bank overdraft and borrowing interest	26,290	-	37,091
Interest on revolving loan	-	16,763	228,627
Interest on operating lease liability	132,465	88,818	32,526
Interest on convertible bonds	-	-	109,811
Interest on convertible promissory notes (Note 19)	757,625	1,895,371	1,692,217
	916,380	2,000,952	2,100,272